T. ROWE PRICE QM GLOBAL EQUITY FUND

September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 1.7%
Common Stocks 1.7%
Australia & New Zealand Banking Group	3,079	59
CSL	303	48
LendLease Group	2,497	30
Macquarie Group	874	77
Rio Tinto	1,709	107
Total Australia (Cost $248)		321

AUSTRIA 0.2%
Common Stocks 0.2%
OMV	656	35
Total Austria (Cost $21)		35

BRAZIL 1.1%
Common Stocks 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo	2,370	28
Equatorial Energia	2,180	53
Lojas Renner	2,970	36
Qualicorp	3,960	30
Sul America	3,000	34
		181
Preferred Stocks 0.2%
Itau Unibanco Holding (1)	4,975	42
		42
Total Brazil (Cost $165)		223

CANADA 3.5%
Common Stocks 3.5%
Alimentation Couche-Tard, Class B	1,600	49
Bank of Montreal	568	42
Brookfield Asset Management, Class A	700	37
CGI (2)	803	64
First Page Footer
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Cogeco Communications	502	40
Constellation Software	75	75
Intact Financial	200	20
Loblaw	700	40
Magna International	613	33
Methanex	800	28
TC Energy	1,344	70
Thomson Reuters	800	53
Toronto-Dominion Bank	1,382	81
West Fraser Timber	695	28
WSP Global	396	23
Total Canada (Cost $597)		683

CHINA 3.3%

Common Stocks 3.1%
Alibaba Group Holding, ADR (USD) (2)	690	115
China Communications Services, H Shares (HKD)	50,000	28
China Construction Bank, H Shares (HKD)	57,000	43
China Medical System Holdings (HKD)	12,000	14
China Resources Gas Group (HKD)	6,000	30
Haier Electronics Group (HKD)	8,000	21
Ping An Insurance Group, H Shares (HKD)	7,500	86
Tencent Holdings (HKD)	4,100	172
Tencent Music Entertainment Group, ADR (USD) (2)(3)	2,200	28
TravelSky Technology, H Shares (HKD)	9,000	19
Yum China Holdings (USD)	500	23
YY, ADR (USD) (2)	340	19
		598
Common Stocks - China A Shares 0.2%
Gree Electric Appliances of Zhuhai, A Shares (CNH)	2,900	23
Huayu Automotive Systems, A Shares (CNH)	5,800	19
		42
Total China (Cost $527)		640

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
DENMARK 0.1%

Common Stocks 0.1%
Vestas Wind Systems	271	21
Total Denmark (Cost $18)		21

FINLAND 0.4%

Common Stocks 0.4%
Neste	1,903	63
Wartsila	1,326	15
Total Finland (Cost $76)		78

FRANCE 2.8%

Common Stocks 2.8%
AXA	1,289	33
Christian Dior	193	91
Dassault Aviation	17	24
Safran	434	68
Schneider Electric	567	50
Sodexo	488	55
TOTAL	2,047	107
Ubisoft Entertainment (2)	214	16
Valeo	469	15
Vinci	746	80
Total France (Cost $421)		539

GERMANY 2.3%

Common Stocks 2.2%
adidas	138	43
Allianz	269	63
BASF	592	41
Bayer	403	28
Continental	123	16
Covestro	331	16
Deutsche Wohnen	1,255	46
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Fresenius	484	23
Hannover Rueck	427	72
Siemens	310	33
Siemens Healthineers	344	14
Wirecard	203	32
		427
Preferred Stocks 0.1%
Henkel (1)	239	24
		24
Total Germany (Cost $484)		451

HONG KONG 1.9%
Common Stocks 1.9%
AIA Group	8,400	79
BOC Hong Kong Holdings	13,000	44
HKT Trust & HKT	30,000	48
Link	7,500	83
Techtronic Industries	6,500	45
WH Group	47,500	43
Wheelock	5,000	28
Total Hong Kong (Cost $291)		370

HUNGARY 0.3%
Common Stocks 0.3%
MOL Hungarian Oil & Gas	3,348	31
OTP Bank	619	26
Total Hungary (Cost $64)		57

INDIA 0.6%
Common Stocks 0.6%
HDFC Bank, ADR (USD)	1,676	96
Petronet LNG	7,734	28
Total India (Cost $83)		124

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
INDONESIA 0.4%

Common Stocks 0.4%
Bank Rakyat Indonesia Persero	172,500	50
Pakuwon Jati Tbk	625,200	29
Total Indonesia (Cost $63)		79

IRELAND 0.4%

Common Stocks 0.4%
DCC (GBP)	290	25
ICON (USD) (2)	316	47
Total Ireland (Cost $51)		72

ITALY 0.7%

Common Stocks 0.7%
Enel	6,295	47
Snam	7,949	40
Terna Rete Elettrica Nazionale	7,238	47
Total Italy (Cost $125)		134

JAPAN 6.7%

Common Stocks 6.7%
Aisin Seiki	500	16
Asahi Group Holdings	1,200	60
Astellas Pharma	2,500	36
Bandai Namco Holdings	1,600	100
Central Japan Railway	200	41
Daito Trust Construction	200	26
Daiwa House Industry	1,200	39
Disco	200	38
Fujitsu	600	48
Hitachi High-Technologies	1,000	58
Hoya	600	49
Isuzu Motors	2,100	23
ITOCHU	3,700	77
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Kirin Holdings	2,000	42
Medipal Holdings	1,200	27
MINEBEA MITSUMI	3,300	53
Mitsubishi Chemical Holdings	3,400	24
Nabtesco	1,300	41
Nippon Telegraph & Telephone	1,500	72
Persol Holdings (3)	1,200	23
Shionogi	500	28
SoftBank Group	1,400	55
Sompo Holdings	1,000	42
Sony	1,800	106
Suzuki Motor	900	38
Taisei	700	27
Takeda Pharmaceutical	566	19
Tokio Marine Holdings	600	32
Tokyo Century	600	28
Yamaha Motor	1,900	35
Total Japan (Cost $1,194)		1,303

MEXICO 0.3%

Common Stocks 0.3%
Megacable Holdings	5,400	22
Wal-Mart de Mexico	13,900	41
Total Mexico (Cost $61)		63

NETHERLANDS 2.1%

Common Stocks 2.1%
Coca-Cola European Partners (USD)	750	42
Koninklijke Ahold Delhaize	2,939	73
Koninklijke DSM	776	93
Koninklijke Philips	1,102	51
NN Group	810	29
NXP Semiconductors (USD)	290	32
Wolters Kluwer	1,194	87
Total Netherlands (Cost $322)		407
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

NEW ZEALAND 0.3%
Common Stocks 0.3%
Spark New Zealand	19,988	55
Total New Zealand (Cost $52)		55

NORWAY 1.3%
Common Stocks 1.3%
Aker BP	1,237	33
DNB	3,742	66
Equinor	3,002	57
Mowi	2,638	61
Telenor	1,783	36
Total Norway (Cost $249)		253

PERU 0.3%
Common Stocks 0.3%
Credicorp (USD) (3)	308	64
Total Peru (Cost $56)		64

PHILIPPINES 0.2%
Common Stocks 0.2%
SM Investments	1,760	33
Total Philippines (Cost $26)		33

RUSSIA 0.2%
Common Stocks 0.2%
Sberbank of Russia, ADR (USD)	2,463	35
Total Russia (Cost $21)		35

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
SINGAPORE 0.3%
Common Stocks 0.3%
United Overseas Bank	2,700	50
Total Singapore (Cost $46)		50

SOUTH AFRICA 0.1%
Common Stocks 0.1%
Sanlam	5,151	25
Total South Africa (Cost $39)		25

SOUTH KOREA 0.9%
Common Stocks 0.9%
DB Insurance	225	10
LG Household & Health Care	23	25
Samsung Electronics	3,300	135
Total South Korea (Cost $126)		170

SPAIN 0.6%
Common Stocks 0.6%
Aena	218	40
Amadeus IT Group, A Shares	684	49
Red Electrica	1,562	32
Total Spain (Cost $112)		121

SWEDEN 0.9%
Common Stocks 0.9%
Boliden	1,580	36
Castellum	1,481	32
Essity, B Shares	1,069	31
Investor, B Shares	626	31
Kindred Group, SDR	2,968	17
Lundin Petroleum	1,028	31
Nordea Bank Abp (EUR)	43	—
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Total Sweden (Cost $201)		178

SWITZERLAND 2.4%
Common Stocks 2.4%
Alcon (2)	444	26
Lonza Group	147	50
Nestle	1,318	143
Novartis	1,027	89
Roche Holding	319	93
Swiss Life Holding	133	63
Total Switzerland (Cost $353)		464

TAIWAN 1.8%
Common Stocks 1.8%
Chailease Holding	7,180	29
China Life Insurance (2)	35,444	28
E.Sun Financial Holding	47,844	41
President Chain Store	4,000	37
Taiwan Semiconductor Manufacturing	17,000	151
Uni-President Enterprises	26,000	63
Total Taiwan (Cost $273)		349

UNITED ARAB EMIRATES 0.1%
Common Stocks 0.1%
Abu Dhabi Commercial Bank	9,959	21
Total United Arab Emirates (Cost $22)		21

UNITED KINGDOM 4.7%
Common Stocks 4.7%
Ashtead Group	1,901	53
BP	13,351	85
British American Tobacco	1,228	45
Bunzl	1,257	33
Compass Group	2,220	57
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Croda International	455	27
Direct Line Insurance Group	5,659	21
Experian	2,330	74
HSBC Holdings	10,430	80
Imperial Brands	969	22
Legal & General Group	9,770	30
Micro Focus International	1,461	21
Prudential	1,163	21
RELX	1,911	45
Royal Dutch Shell, B Shares	4,801	142
Segro	4,906	49
Unilever	1,696	102
Total United Kingdom (Cost $899)		907

UNITED STATES 56.3%

Common Stocks 56.3%
3M	331	54
Abbott Laboratories	1,110	93
AbbVie	665	50
Accenture, Class A	457	88
Activision Blizzard	314	17
Adobe (2)	319	88
Allergan	281	47
Allstate	437	48
Alphabet, Class A (2)	254	310
Altria Group	1,422	58
Amazon.com (2)	196	340
Ameren	917	73
American Express	399	47
American Tower, REIT	210	46
American Water Works	370	46
Amgen	352	68
Anthem	270	65
Aon	230	45
Apple	2,057	461
Applied Materials	606	30
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Aramark	500	22
Arch Capital Group (2)	1,000	42
Arconic	929	24
AutoZone (2)	64	69
Bank of America	5,457	159
Baxter International	856	75
Becton Dickinson & Company	263	67
Biogen (2)	80	19
BioMarin Pharmaceutical (2)	185	13
BlackRock	76	34
Boeing (3)	459	175
Booking Holdings (2)	31	61
Booz Allen Hamilton Holding	440	31
Broadcom	196	54
Cboe Global Markets	320	37
Celanese	493	60
Chevron	910	108
Chubb	307	50
Church & Dwight	870	65
Cisco Systems	2,281	113
Citigroup	1,090	75
Comcast, Class A	2,914	131
ConocoPhillips	1,310	75
Cooper	163	48
Crown Castle International, REIT	315	44
Crown Holdings (2)	309	20
Danaher	605	87
Darden Restaurants	460	54
DaVita (2)	389	22
Digital Realty Trust, REIT	133	17
Discover Financial Services	401	33
Dollar General	660	105
Dollar Tree (2)	290	33
Dow	244	12
DTE Energy	394	52
DuPont de Nemours	243	17

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

DXC Technology	483	14
Eastman Chemical	355	26
eBay	680	27
Elanco Animal Health (2)	1,500	40
Electronic Arts (2)	351	34
EOG Resources	534	40
Equifax	237	33
Equity LifeStyle Properties, REIT	410	55
Estee Lauder, Class A	533	106
Evergy	440	29
Exact Sciences (2)	200	18
Exelon	1,247	60
Facebook, Class A (2)	1,009	180
Fidelity National Information Services	818	109
Fiserv (2)	926	96
FleetCor Technologies (2)	190	55
Global Payments	675	107
Globe Life	468	45
Hologic (2)	498	25
Home Depot	467	108
Honeywell International	534	90
ICU Medical (2)	120	19
IHS Markit (2)	860	58
Illinois Tool Works	138	22
Intel	1,694	87
Intercontinental Exchange	817	75
Intuit	236	63
Intuitive Surgical (2)	135	73
IQVIA Holdings (2)	280	42
Johnson & Johnson	1,160	150
JPMorgan Chase	2,104	248
Keurig Dr Pepper	860	24
Kimberly-Clark	429	61
L3Harris Technologies	224	47
Lam Research	238	55
Lear	180	21

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Linde (EUR)	429	83
Live Nation Entertainment (2)	820	54
LKQ (2)	737	23
Lockheed Martin	50	20
Lowe's	460	51
Marathon Petroleum	480	29
MarketAxess Holdings	168	55
Marriott International, Class A	419	52
Marsh & McLennan	837	84
Mastercard, Class A	588	160
Merck	1,601	135
Micron Technology (2)	700	30
Microsoft	3,494	486
Mondelez International, Class A	996	55
MSCI	180	39
NextEra Energy	500	117
Northrop Grumman	260	97
Oracle	1,162	64
Packaging Corp. of America	598	63
PayPal Holdings (2)	510	53
PepsiCo	794	109
Pfizer	3,123	112
PPG Industries	194	23
Procter & Gamble	1,091	136
Progressive	680	53
Prologis, REIT	810	69
Prudential Financial	410	37
Quaker Chemical	210	33
Republic Services	1,103	96
ResMed	406	55
Roper Technologies	180	64
Ross Stores	871	96
Royal Caribbean Cruises	157	17
S&P Global	502	123
SBA Communications, REIT	400	96
Service Corp. International	800	38

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Sun Communities, REIT	170	25
Synopsys (2)	431	59
Target	260	28
Texas Instruments	681	88
Thermo Fisher Scientific	270	79
Tyson Foods, Class A	418	36
UGI	653	33
Union Pacific	899	146
United Technologies	303	41
UnitedHealth Group	480	104
Vail Resorts	232	53
Valero Energy	462	39
VeriSign (2)	280	53
Verizon Communications (3)	2,549	154
Vertex Pharmaceuticals (2)	199	34
Visa, Class A	1,060	182
VMware, Class A	368	55
Walmart	746	89
Walt Disney	938	122
Zoetis	613	76
Total United States (Cost $7,650)		10,922

SHORT-TERM INVESTMENTS 0.9%

Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 2.00% (4)(5)	177,156	177
Total Short-Term Investments (Cost $177)		177

SECURITIES LENDING COLLATERAL 1.5%

Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1.5%
Short-Term Funds 1.5%
T. Rowe Price Short-Term Fund, 2.07% (4)(5)	29,213	292
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		292
Total Securities Lending Collateral (Cost $292)		292
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

$ Value
(Cost and value in $000s)

Total Investments in Securities 101.6%
(Cost $15,405)	$19,716

Other Assets Less Liabilities (1.6)%	(305)

Net Assets 100.0%	$19,411

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(2)	Non-income producing
(3)	All or a portion of this security is on loan at September 30, 2019.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$2
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$2+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$51		¤	¤ $	177
T. Rowe Price Short-Term
Fund	588		¤	¤	292
					$469^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $469.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price QM Global Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE QM GLOBAL EQUITY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE QM GLOBAL EQUITY FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$11,305$	7,876$	— $	19,181
Preferred Stocks	—	66	—	66
Short-Term Investments	177	—	—	177
Securities Lending Collateral	292	—	—	292
Total	$11,774$	7,942$	— $	19,716